Summary of Significant Accounting Policies - Liquidity (Details) - USD ($)			8 Months Ended
	Dec. 05, 2017	May 03, 2017	Dec. 31, 2017	Jan. 01, 2018
Debt Instrument [Line Items]
Preferred stock issued, amount			$ 0
Floor Plan Facility | Line of Credit
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity			26,200,000
Line of credit facility, maximum borrowing capacity			275,000,000
Floor Plan Facility | Line of Credit | Subsequent Event
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 350,000,000
Class A
Debt Instrument [Line Items]
Stock sold during period, net proceeds			205,800,000
Class A | IPO
Debt Instrument [Line Items]
Issuance of Class A common stock sold in initial public offering, net of underwriters' discounts and commissions and offering expenses		$ 205,800,000
Stock sold during period, net proceeds		$ 205,800,000
Convertible Preferred Stock
Debt Instrument [Line Items]
Stock sold during period, net proceeds	$ 98,500,000		98,507,000
Preferred stock issued, amount			$ 97,127,000